Note 9 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Depreciation	$ (6,199)	$ (6,451)
Unrealized gain - mark to market derivatives	(87)	0
Total deferred tax liabilities	(6,286)	(6,451)
Inventory capitalization	537	552
Interest expense limitation	140	0
Postretirement benefits other than pensions	29	26
Restricted stock compensation	23	77
Unrealized Loss - mark to market derivatives	0	403
Other	79	136
Total deferred tax assets	808	1,194
Net deferred tax liability	$ (5,478)	$ (5,257)